Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	2022	2021	2020
	$m	$m	$m
Raw materials and consumables	1,422	1,755	1,262
Inventories in process	1,864	5,216	1,331
Finished goods and goods for resale	1,413	2,012	1,431
Inventories	4,699	8,983	4,024